Other Expenses Interest Expense [Member] Expense Example - Tax-Aware Overlay A Portfolio	Sep. 30, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,842
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,620